Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	Valmont Industries, Inc.
Entity Central Index Key	0000102729
Amendment Flag	false
EMPLOYEE RETIREMENT SAVINGS PLAN
Document and Entity Information
Document Type	11-K
Amendment Flag	false